Property And Equipment	12 Months Ended
Dec. 31, 2011
Property And Equipment [Abstract]
Property And Equipment

Note 6.

Property and Equipment

     Property and equipment (including equipment under capital leases) consist of the following assets, which are depreciated or amortized on a straight-line basis over the estimated useful lives shown below:

	December 31,		Estimated
	2011	2010	Useful Lives

Program, service and test equipment	$92,080	$115,325	2 to 5 years
Satellite equipment	15,530	15,503	13 years
Furniture and fixtures	14,286	15,922	5 to 8 years
Transmission equipment	34,441	37,495	5 to 7 years
Leasehold improvements	40,222	41,617	Term of lease
	196,559	225,862
Less accumulated depreciation and amortization	(132,745)	(156,885)
	$63,814	$68,977

During 2011, the Company retired $44,187 of fully depreciated assets that are no longer in use.

     Depreciation and amortization expense on property and equipment (including capital leases) amounted to $20,739, $19,805 and $22,828, respectively, for the years ended December 31, 2011, 2010 and 2009.

     At December 31, 2011 and 2010, the gross amount of equipment and related accumulated amortization recorded under capital leases were as follows:

	December 31,
	2011	2010

Satellite equipment	$15,530	$15,503
Less accumulated amortization	(6,221)	(5,097)
	$9,309	$10,406